NET INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of net income per common share

(In millions, except per share amounts)	2019	2018	2017
(A) Net income	$303.6	$467.4	$281.8
(B) Weighted average number of common shares outstanding	84.0	87.3	88.3
Dilutive shares (additional common shares issuable under stock-based awards)	1.0	1.3	1.8
(C) Weighted average number of common shares outstanding, assuming dilution	85.0	88.6	90.1
Net income per common share: (A) ÷ (B)	$3.61	$5.35	$3.19
Net income per common share, assuming dilution (A) ÷ (C)	$3.57	$5.28	$3.13